Accumulated Other Comprehensive Income - Summary of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 19,982	$ 19,360
Foreign currency translation loss, net of tax	(3,023)	(1,181)
Actuarial gain/(loss), net of tax	136	(157)
Ending balance	17,095	18,022
Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	22,011	20,792
Foreign currency translation loss, net of tax	(3,023)	(1,181)
Ending balance	18,988	19,611
Defined Benefit Pension Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(2,029)	(1,432)
Actuarial gain/(loss), net of tax	136	(157)
Ending balance	$ (1,893)	$ (1,589)